Average Annual Total Returns - Administrative Class - PIMCO CommodityRealReturn Strategy Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 10 Years
Total	1.35%	2.67%	(5.39%)	(3.12%)	1.03%	(6.50%)